Average Annual Total Returns{- Templeton Emerging Markets Small Cap Fund} - Templeton Emerging Markets Small Cap Fund-20 - Templeton Emerging Markets Small Cap Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI Emerging Markets Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year	MSCI Emerging Markets Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years	MSCI Emerging Markets Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years
Total	3.70%	4.83%	1.61%	2.86%	4.48%	1.44%	2.51%	3.82%	1.31%	7.92%	5.25%	1.46%	9.44%	5.75%	1.96%	10.09%		1.71%	[1]	9.92%	6.28%	2.47%	19.29%	8.19%	2.29%

[1]	1. Since inception August 1, 2017.